Cover	Feb. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41024
Entity Registrant Name	INTELLIGENT MEDICINE ACQUISITION CORP.
Entity Central Index Key	0001850051
Entity Tax Identification Number	86-2283527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9001 Burdette Rd.
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	202
Local Phone Number	905-5834
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	IQMDU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	IQMD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	IQMDW
Security Exchange Name	NASDAQ